Revenue Recognition - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Contract Liabilities [Abstract]
Deferred revenue	€ 319	€ 258
Description of when entity typically satisfies performance obligations	over a period up to a year
Revenue recognition	€ 248	€ 210	€ 149